[Transamerica Life Insurance Company Letterhead]

October 6, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549-0506

Re:	Distinct Assets Variable Annuity
Separate Account VA - 5
Transamerica Life Insurance Company
File No. 333-153776

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information supplements dated October 1, 2008, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed initial filing to the above-captioned registration statement. The text of the registrant’s most recent initial filing was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith General Counsel

cc:	Frederick R. Bellamy, Esq.